Share Capital - Shares for Business Combinations, Asset Acquisitions and Strategic Investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	2,689,933	35,943,803
Share capital	$ 57,420	$ 3,060,894
Marketable securities designated at FVTOCI | EnWave
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		70,049
Share capital		$ 10,000
Reliva
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	2,480,810
Share capital	$ 52,380
MedReleaf Corp. (“MedReleaf”)
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		30,843,353
Share capital		$ 2,568,634
Anandia Laboratories Inc. (“Anandia”)
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		1,059,707
Share capital		$ 78,588
Aurora Hemp Europe
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		36,738
Share capital		$ 3,641
ICC
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		2,658,722
Share capital		$ 255,237
Whistler Medical marijuana Corporation (“Whistler”)
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		1,138,994
Share capital		$ 132,852
Immaterial acquisitions
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		22,376
Share capital		$ 2,101
Acquisition of intangible assets
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	209,123	113,864
Share capital	$ 5,040	$ 9,841